Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
8. Property and Equipment, Net
Property and equipment consisted of the following:

	September 30, 2020	December 31, 2019
Leasehold improvements	$39,169	$36,344
Furniture, computers and equipment	47,798	46,430

	86,967	82,774
Accumulated depreciation and amortization	(68,559)	(65,812)
Construction in progress	37,529	30,222

	$55,937	$47,184

Depreciation expense was $956 and $792 for the three months ended September 30, 2020 and 2019. Depreciation expense was $2,749 and $2,553 for the nine months ended September 30, 2020 and 2019. As of September 30, 2020 and December 31, 2019, the Company had $21,689 of buildings under capital leases recorded within leasehold improvements. As of September 30, 2020 and December 31, 2019, the Company had $14,675 and $13,777 recorded within accumulated depreciation and amortization related to buildings under capital leases, respectively. Construction in progress primarily represents unfinished construction work on a building under a capital lease and, more recently, improvements at the Company’s leased facilities in Canton and Norwood, Massachusetts.

7. Property and Equipment, Net
Property and equipment consisted of the following:

	December 31,
	2019	2018
Leasehold improvements	$36,344	$34,345
Furniture, computers and equipment	46,430	44,752

	82,774	79,097
Accumulated depreciation and amortization	(65,812)	(62,435)
Construction in progress	30,222	22,961

	$47,184	$39,623

Depreciation expense was $3,388, $3,309, and $3,591 for the years ended December 31, 2019, 2018 and 2017, respectively. As of December 31, 2019 and 2018, the Company had $ 21,689 of buildings under capital leases recorded within leasehold improvements. As of December 31, 2019 and 2018, the Company had $13,777 and $12,579, recorded within accumulated depreciation and amortization related to buildings under capital leases, respectively. Construction in progress primarily represents unfinished construction work on a building under a capital lease and, more recently, improvements at the Company’s leased facilities in Canton and Norwood, Massachusetts.